CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 18,915	$ 32,868
Restricted cash	8,055	10,630
Trade receivables	2,088	8,200
Amounts due from affiliates	4,237	4,239
Advances to joint ventures	6,275	7,130
Inventory	697	767
Current portion of net investment in direct financing lease	3,485	3,192
Prepaid expenses and other receivables	609	528
Total current assets	44,361	67,554
Long-term assets
Restricted cash	14,154	15,198
Cash designated for acquisition	91,768	0
Vessels, net of accumulated depreciation	342,591	353,078
Other equipment	592	119
Intangibles and goodwill	16,241	18,646
Advances to joint ventures	943	6,861
Net investment in direct financing lease	286,626	290,111
Long-term deferred tax asset	791	2,026
Other long-term assets	12,400	10,150
Total long-term assets	766,106	696,189
Total assets	810,467	763,743
Current liabilities
Current portion of long-term debt	32,208	32,208
Trade payables	972	1,350
Amounts due to owners and affiliates	1,374	10,604
Loans and promissory notes due to owners and affiliates	0	287
Value added and withholding tax liability	796	2,078
Derivative instruments	3,534	4,912
Accrued liabilities and other payables	18,932	20,782
Total current liabilities	57,816	72,221
Long-term liabilities
Accumulated losses of joint ventures	25,886	42,507
Long-term debt	300,440	330,635
Revolving credit and seller’s credit due to owners and affiliates	43,005	47,000
Derivative instruments	3,511	5,855
Long-term tax liability	2,228	0
Long-term deferred tax liability	1,556	1,094
Other long-term liabilities	11,235	14,633
Total long-term liabilities	387,861	441,724
Total liabilities	445,677	513,945
EQUITY
Total partners' capital	370,526	257,039
Accumulated other comprehensive income (loss)	(5,736)	(7,241)
Total equity	364,790	249,798
Total liabilities and equity	810,467	763,743
Common units public [Member]
EQUITY
Total partners' capital	321,091	209,372
Total equity	321,091	209,372
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	6,849	6,604
Total equity	6,849	6,604
Subordinated units [Member]
EQUITY
Total partners' capital	42,586	41,063
Total equity	$ 42,586	$ 41,063